Geographic information	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Geographic information
15.	Geographic information

As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented. The following table presents the revenue by geographical region, based on the location of service performance for the years ended June 30, 2023, 2024 and 2025:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
North American	14,299,487	25,689,032	19,663,963
China	139,610,225	12,758,034	7,474,699
Japan and Korea	226,869	5,298,445	6,556,006
Others	89,425	2,230,910	1,898,387
Total	154,226,006	45,976,421	35,593,055